Submission	May 12, 2025
Submission [Line Items]
Central Index Key	0001823239
Registrant Name	Maravai LifeSciences Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES